PREPAYMENT and OTHER CURRENT ASSETS (Details) - USD ($)									6 Months Ended	12 Months Ended
		Apr. 18, 2024	Apr. 17, 2024	Mar. 01, 2023	Oct. 18, 2022	Jul. 19, 2022	Apr. 30, 2022	Apr. 10, 2022	Jun. 30, 2025	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Apr. 09, 2023	Apr. 04, 2023
PREPAYMENT and OTHER CURRENT ASSETS (Details) [Line Items]
Loan amount											$ 3,100,000	$ 2,300,000
Allowance for credit losses	[1]								$ 1,155,768			$ 1,155,768
Loan Agreement [Member]
PREPAYMENT and OTHER CURRENT ASSETS (Details) [Line Items]
Agreement, amount				$ 2,000,000	$ 5,000	$ 20,000		$ 280,000		$ 400,000
AGM Group Ltd [Member]
PREPAYMENT and OTHER CURRENT ASSETS (Details) [Line Items]
Agreement, amount							$ 900,000
Working capital													$ 600,000	$ 1,200,000
Amount of loans									1,350,000
Generating interest income			$ 44,673
Interest received		$ 5,996	$ 24,711
AGM Group Ltd [Member] | Loan Agreement [Member]
PREPAYMENT and OTHER CURRENT ASSETS (Details) [Line Items]
Interest rate percentage														1.00%
Northnew Management Limited [Member]
PREPAYMENT and OTHER CURRENT ASSETS (Details) [Line Items]
Amount of loans									3,095,426
Generating interest income									41,775
Northnew Management Limited [Member] | Loan Agreement [Member]
PREPAYMENT and OTHER CURRENT ASSETS (Details) [Line Items]
Interest rate percentage								1.00%
Interest rate percentage				1.00%
Muliang Agriculture Limited [Member]
PREPAYMENT and OTHER CURRENT ASSETS (Details) [Line Items]
Amount of loans									465,000
Generating interest income									$ 12,714

[1]	As of June 30, 2025 and December 31, 2024, the Company recorded credit losses of $1,155,768 and $1,155,768, respectively.